UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jove Partners, L.P.
           --------------------------------------------------
Address:   595 Madison Avenue
           --------------------------------------------------
           34th Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:     028-12873
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Citron
           --------------------------------------------------
Title:     President/CEO
           --------------------------------------------------
Phone:     212 688-7070
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Joel Citron             New York, New York      November 13, 2008
       ---------------------  ----------------------------  -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:                0
                                               -------------

Form 13F Information Table Entry Total:           49
                                               -------------

Form 13F Information Table Value Total:         $ 38,226
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
               COLUMN 1         COLUMN 2         COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                             VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC           COM              017361106      217     5,900                SOLE                  217
AMAZON COM INC                 COM              023135106      292     4,011                SOLE                  292
ANADARKO PETE CORP             COM              032511107      287     5,909                SOLE                  287
APOLLO GROUP INC               CL A             037604105      308     5,200                SOLE                  308
BAIDU COM INC                  SPON ADR REP A   056752108      270     1,086                SOLE                  270
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    2,612        20                SOLE                2,612
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103      264    17,182                SOLE                  264
BURLINGTON NORTHN SANTA FE C   COM              12189T104      476     5,147                SOLE                  476
CALPINE CORP                   COM NEW          131347304      130    10,000                SOLE                  130
CISCO SYS INC                  COM              17275R102      307    13,611                SOLE                  307
COMMSCOPE INC                  COM              203372107      247     7,121                SOLE                  247
DAVITA INC                     COM              23918K108      401     7,039                SOLE                  401
DUKE ENERGY CORP NEW           COM              26441C105      584    33,500                SOLE                  584
ECHOSTAR CORP                  CL A             278768106      241    10,000                SOLE                  241
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205      410    20,500                SOLE                  410
ENTERGY CORP NEW               COM              29364G103      297     3,335                SOLE                  297
EXTERRAN HLDGS INC             COM              30225X103      226     7,060                SOLE                  226
FIDELITY NATL INFORMATION SV   COM              31620M106      335    18,140                SOLE                  335
FOREST LABS INC                COM              345838106      246     8,710                SOLE                  246
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    1,527    66,424                SOLE                1,527
JOHNSON & JOHNSON              COM              478160104      393       474         CALL   SOLE                  393
KROGER CO                      COM              501044101    1,008    36,686                SOLE                1,008
LAM RESEARCH CORP              COM              512807108      279     8,867                SOLE                  279
LEUCADIA NATL CORP             COM              527288104      545    12,000                SOLE                  545
LIFETIME BRANDS INC            COM              53222Q103    9,450   969,184                SOLE                9,450
LORILLARD INC                  COM              544147101      472     6,639                SOLE                  472
MATRIXX INITIATIVES INC        COM              57685L105    9,396   525,500                SOLE                9,396
MEDCATH CORP                   COM              58404W109      214    11,947                SOLE                  214
MICROSOFT CORP                 COM              594918104      267    10,000                SOLE                  267
MSCI INC                       CL A             55354G100      258    10,763                SOLE                  258
MYLAN INC                      COM              628530107      228    20,000                SOLE                  228
NOKIA CORP                     SPONSORED ADR    654902204      246    13,181                SOLE                  246
PFIZER INC                     COM              717081103      238    12,930                SOLE                  238
POTASH CORP SASK INC           COM              73755L107      345     2,610                SOLE                  345
PPL CORP                       COM              69351T106      280     7,569                SOLE                  280
PROGRESS ENERGY INC            COM              743263105      798    18,500                SOLE                  798
SCHWAB CHARLES CORP NEW        COM              808513105      376    14,455                SOLE                  376
SOUTHERN UN CO NEW             COM              844030106      264    12,762                SOLE                  264
ST JUDE MED INC                COM              790849103      313     7,206                SOLE                  313
TALISMAN ENERGY INC            COM              87425E103      281    19,168                SOLE                  281
TIME WARNER INC                COM              887317105      273    20,847                SOLE                  273
UNION PAC CORP                 COM              907818108      356     5,000                SOLE                  356
UNITED RENTALS INC             COM              911363109      323    21,164                SOLE                  323
UNITEDHEALTH GROUP INC         COM              91324P102      263    10,374                SOLE                  263
VISA INC                       COM CL A         92826C839      237     3,863                SOLE                  237
WEATHERFORD INTERNATIONAL LT   COM              G95089101      235     9,355                SOLE                  235
WYETH                          COM              983024100      507    13,725                SOLE                  507
XTO ENERGY INC                 COM              98385X106      499    10,725                SOLE                  499
ZIMMER HLDGS INC               COM              98956P102      204     3,163                SOLE                  204
